Supplemental Disclosure with Respect to Cash Flows (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Non-cash transactions and other supplemental disclosures:
Additions to mineral property, plant and equipment in accounts payable and accrued liabilities	$ 17,311	$ 750
Leasehold improvement allowance in receivables		905
Share issue costs in accounts payable and accrued liabilities	106	85
Transaction costs on issuance of convertible debenture in accounts payable and accrued liabilities		51
Additions to exploration and evaluation assets in accounts payable and accrued liabilities		1,112
Acquisition of vehicles through loan financing	4,848
Depreciation capitalized in construction-in-progress	1,243
Transaction costs on sale of NSR royalty in accounts payable and accrued liabilities		90
Settlement of accrued directors fees through issuance of DSUs	$ 450	$ 450